Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Concentration of Risk	The following table summarizes customers with greater than 10% of the accounts receivables:

	As of December 31,
	2021	2022

Customer A — Educational institution application	16%	*

Schedule Assets and Liabilities Measured at Fair Value

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Balance at Fair value
	(US$ thousand)
Short-term investments — financial products issued by banks	—	10,359	—	10,359
Short-term investment — equity investment in a publicly traded security	14,143	—	—	14,143
Long-term investments — financial products issued by banks	—	39,000	—	39,000
Long-term investments — debt security	—	—	4,309	4,309

	As of December 31, 2021
	Level 1	Level 2	Level 3	Balance at Fair value
	(US$ thousand)
Short-term investments — financial products issued by banks	—	20,168	—	20,168
Long-term investments — debt security	—	—	5,196	5,196

Schedule of Useful lives of Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)
Cost:
Network equipment	$27,804	$27,369
Leasehold improvements	2,755	3,784
Electronic equipment	3,324	3,706
Furniture, computers and office equipment	1,064	1,057
Self-developed software	—	830
Total cost	34,947	36,746
Less: accumulated depreciation	(16,879)	(25,125)
Capitalized internal-use software development costs	844	91
Construction in progress	282	1,234
Property and equipment, net	$19,194	$12,946

Schedule of Disaggregation of Revenue

The following table presents the Group’s revenues disaggregated by primary geographical markets:

	Year Ended December 31,
	2020	2021	2022
		(US$ thousand)
Primary geographical markets based on customers’ location
PRC	$107,092	$117,944	$91,671
United States	10,019	17,281	22,736
Others	16,453	32,757	46,263
Total revenues	$133,564	$167,982	$160,670

Available for sale debt securities [Member]
Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation

The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt securities for the periods indicated:

US$ thousand
Fair value of Level 3 investments as at December 31, 2020	—
New addition	5,000
Interest income and change in fair value of the investments	196
Fair value of Level 3 investments as at December 31, 2021	5,196
New addition	—
Interest income and change in fair value of the investments	(887)
Fair value of Level 3 investments as at December 31, 2022	4,309

Schedule Of Fair Value Measurement Inputs and Valuation Techniques	The significant unobservable inputs adopted in the valuation as of December 31, 2022 are as follows:

Selected P/S ratio	5.68x
Discount rate	11%
Probability of exit events	Liquidation scenario: 10% Redemption scenario: 30% IPO scenario: 60%
Lack of marketability discount	13%

Property and equipment of estimated useful lives [Member]
Schedule of Useful lives of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Estimated Useful Lives
Electronic equipment	3 – 5 years
Furniture, computers and office equipment	3 years
Network equipment	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Self-developed software	3 – 5 years